Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)	The detail of cash and due from banks is as follows:

	2023	2022
	S/(000)	S/(000)
Cash and clearing (b)	2,248,845	2,865,251
Deposits in the BCRP (b)	5,215,762	6,918,526
Deposits in banks (c)	1,609,604	2,923,999

Total cash and cash equivalent	9,074,211	12,707,776
Accrued interest	23,809	17,391
Restricted funds (d)	720,691	468,244

Total	9,818,711	13,193,411

Summary of legal reserve and restricted funds

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2023	2022
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	4,593,592	6,055,726
Cash in vaults	2,005,760	2,719,277

Subtotal legal reserve	6,599,352	8,775,003
Non-mandatory reserve
Overnight deposits in BCRP (**)	622,170	762,800
Cash and clearing	243,029	145,903
Term deposits in BCRP (***)	—	100,000

Subtotal non-mandatory reserve	865,199	1,008,703

Cash balances not subject to legal reserve	56	71

Total	7,464,607	9,783,777

(d)	The Group maintains restricted funds related to:

	2023	2022
	S/(000)	S/(000)
Inter-bank transfers (*)	694,118	431,052
Derivative financial instruments, Note 10(b)(i) and Note 29.1(g.2)	24,725	34,784
Others	1,848	2,408

Total	720,691	468,244